Note 10 - Premises and Equipment	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
NOTE
10
Premises and Equipment
A summary of premises and equipment
at
December
31,
2016
and
2015
is as follows:

(Dollars in thousands)	2016	2015
Land	$2,021	2,021
Office buildings and improvements	9,666	8,930
Furniture and equipment	12,478	12,714
	24,165	23,665
Accumulated depreciation	(15,942)	(16,196)
	$8,223	7,469